Schedule of Convertible Debt (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Convertible Debentures
Beginning balance	$ 10,364,993		$ 10,329,719
Repayment	(649,851)		(1,312,073)
Conversion			(737)
Accretion	858,838		880,320
Interest	1,288,067		1,317,458
Currency translation adjustment	526,771		(849,694)
Extension fee	(61,379)	$ 85,000
Gain on modification	(503,624)
Ending balance	11,823,815		10,364,993
Current, convertible debt	11,823,815		$ 10,364,993
Long-term, convertible debt